LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–90.92%
Aerospace & Defense–2.52%
BAE Systems	3,798,578	$ 28,770,637
Huntington Ingalls Industries	36,116	6,972,555
Lockheed Martin	12,364	4,266,816
Raytheon Technologies	91,131	7,833,621
		47,843,629
Auto Components–0.37%
Lear	44,634	6,984,328
		6,984,328
Automobiles–1.38%
†General Motors	496,196	26,154,491
		26,154,491
Banks–11.27%
Bank of America	846,544	35,935,793
Citigroup	660,135	46,328,274
Citizens Financial Group	107,745	5,061,860
Comerica	70,742	5,694,731
Fifth Third Bancorp	109,331	4,640,008
First Citizens BancShares Class A	11,199	9,442,661
First Horizon National	274,520	4,471,931
FNB	156,407	1,817,449
Huntington Bancshares	320,161	4,949,689
JPMorgan Chase & Co.	114,656	18,768,041
KeyCorp	232,442	5,025,396
People's United Financial	217,475	3,799,288
Regions Financial	187,061	3,986,270
Truist Financial	71,888	4,216,231
United Bankshares	62,856	2,286,701
US Bancorp	83,426	4,958,841
Valley National Bancorp	189,676	2,524,588
Wells Fargo & Co.	1,081,963	50,213,903
		214,121,655
Beverages–1.65%
Coca-Cola	317,953	16,682,994
Constellation Brands Class A	69,677	14,680,247
		31,363,241
Biotechnology–0.36%
Gilead Sciences	96,808	6,762,039
		6,762,039
Capital Markets–4.67%
Apollo Global Management	180,400	11,110,836
Charles Schwab	248,532	18,103,071
Federated Hermes	42,420	1,378,650
Franklin Resources	131,658	3,912,876
Intercontinental Exchange	35,211	4,042,927
Invesco	146,987	3,543,857
Janus Henderson Group	83,589	3,454,733
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Lazard Class A	54,451	$ 2,493,856
Morgan Stanley	257,710	25,077,760
Raymond James Financial	169,526	15,643,813
		88,762,379
Chemicals–1.53%
CF Industries Holdings	71,861	4,011,281
Corteva	138,648	5,834,308
DuPont de Nemours	52,030	3,537,520
Huntsman	100,172	2,964,089
LyondellBasell Industries Class A	50,047	4,696,911
PPG Industries	56,323	8,054,752
		29,098,861
Communications Equipment–1.94%
Cisco Systems	678,477	36,929,503
		36,929,503
Consumer Finance–0.57%
Capital One Financial	67,310	10,902,201
		10,902,201
Containers & Packaging–1.14%
International Paper	101,114	5,654,295
Packaging Corp. of America	28,724	3,947,826
Sealed Air	122,720	6,723,829
Sonoco Products	50,415	3,003,726
WestRock	46,443	2,314,255
		21,643,931
Distributors–0.23%
Genuine Parts	35,943	4,357,370
		4,357,370
Diversified Consumer Services–0.12%
H&R Block	90,228	2,255,700
		2,255,700
Diversified Financial Services–0.54%
Equitable Holdings	349,522	10,359,832
		10,359,832
Diversified Telecommunication Services–2.08%
AT&T	332,635	8,984,472
Lumen Technologies	461,295	5,715,445
Verizon Communications	459,129	24,797,557
		39,497,474
Electric Utilities–4.70%
Alliant Energy	92,586	5,182,964
American Electric Power	136,773	11,103,232
Edison International	285,365	15,829,196
Entergy	61,999	6,157,121
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Eversource Energy	49,664	$ 4,060,529
Exelon	215,906	10,436,896
FirstEnergy	182,244	6,491,531
IDACORP	24,229	2,504,794
NextEra Energy	37,705	2,960,597
NRG Energy	115,475	4,714,844
OGE Energy	96,033	3,165,248
Pinnacle West Capital	52,852	3,824,371
PPL	308,746	8,607,838
Xcel Energy	67,248	4,203,000
		89,242,161
Electrical Equipment–0.35%
Eaton	22,430	3,349,024
Emerson Electric	34,331	3,233,980
		6,583,004
Food & Staples Retailing–0.26%
Walgreens Boots Alliance	103,324	4,861,394
		4,861,394
Food Products–0.91%
Danone	179,564	12,242,300
General Mills	84,745	5,069,446
		17,311,746
Gas Utilities–0.19%
New Jersey Resources	48,807	1,698,972
Southwest Gas Holdings	27,513	1,840,069
		3,539,041
Health Care Equipment & Supplies–3.49%
Alcon	134,493	10,889,993
Koninklijke Philips	301,425	13,391,379
Medtronic	195,343	24,486,245
Zimmer Biomet Holdings	119,902	17,548,857
		66,316,474
Health Care Providers & Services–5.48%
Anthem	88,029	32,817,211
Cigna	67,736	13,558,038
CVS Health	198,961	16,883,830
Humana	39,877	15,518,135
McKesson	35,720	7,121,854
UnitedHealth Group	46,349	18,110,408
		104,009,476
Hotels, Restaurants & Leisure–0.20%
McDonald's	15,674	3,779,158
		3,779,158
Household Durables–1.22%
Garmin	20,760	3,227,349
Leggett & Platt	61,177	2,743,177
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Newell Brands	431,878	$ 9,561,779
Panasonic	612,500	7,592,181
		23,124,486
Household Products–0.25%
Kimberly-Clark	35,371	4,684,535
		4,684,535
Industrial Conglomerates–1.64%
General Electric	211,393	21,779,821
Siemens	56,955	9,315,047
		31,094,868
Insurance–6.83%
Allstate	69,452	8,841,934
American International Group	759,962	41,714,314
Arthur J. Gallagher	105,337	15,658,345
Cincinnati Financial	32,444	3,705,754
Fidelity National Financial	434,098	19,682,003
MetLife	341,661	21,090,734
Old Republic International	133,508	3,088,040
Principal Financial Group	86,430	5,566,092
Prudential Financial	76,458	8,043,382
Unum Group	96,806	2,425,958
		129,816,556
IT Services–3.58%
Cognizant Technology Solutions Class A	300,485	22,298,992
Fidelity National Information Services	162,558	19,780,057
International Business Machines	57,348	7,967,358
Visa Class A	62,124	13,838,121
Western Union	204,807	4,141,197
		68,025,725
Machinery–0.88%
Caterpillar	11,531	2,213,606
Komatsu	609,500	14,596,559
		16,810,165
Media–3.10%
Comcast Class A	493,712	27,613,312
Fox Class A	483,103	19,377,261
Fox Class B	1,416	52,562
Interpublic Group	184,207	6,754,871
Omnicom Group	71,168	5,156,833
		58,954,839
Metals & Mining–0.27%
Newmont	93,037	5,051,909
		5,051,909

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.84%
Dollar General	75,406	$ 15,996,629
		15,996,629
Multi-Utilities–4.22%
Ameren	93,504	7,573,824
Avista	33,563	1,312,985
Black Hills	29,974	1,881,168
CenterPoint Energy	424,490	10,442,454
CMS Energy	75,387	4,502,865
Dominion Energy	67,401	4,921,621
DTE Energy	39,067	4,364,175
NiSource	496,391	12,027,554
NorthWestern	25,092	1,437,772
Public Service Enterprise Group	363,934	22,163,581
Sempra Energy	40,121	5,075,306
WEC Energy Group	51,565	4,548,033
		80,251,338
Oil, Gas & Consumable Fuels–6.88%
BP	5,557,383	25,313,061
Chevron	61,974	6,287,262
ConocoPhillips	311,282	21,095,581
†DTE Midstream	19,444	899,091
Enterprise Products Partners	1,092,669	23,645,357
Equinor	310,947	7,907,634
Exxon Mobil	138,603	8,152,628
Marathon Petroleum	317,912	19,650,141
ONEOK	203,821	11,819,580
Valero Energy	83,709	5,907,344
		130,677,679
Paper & Forest Products–0.02%
Sylvamo	9,186	300,107
		300,107
Personal Products–1.43%
Unilever ADR	502,607	27,251,352
		27,251,352
Pharmaceuticals–4.45%
AstraZeneca	229,174	27,619,530
Bayer	346,628	18,813,399
Merck & Co.	64,087	4,813,574
Organon	6,773	222,087
Pfizer	178,378	7,672,038
Sanofi	264,452	25,457,208
		84,597,836
Professional Services–0.65%
Leidos Holdings	129,457	12,444,701
		12,444,701
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–0.39%
Union Pacific	38,016	$ 7,451,516
		7,451,516
Semiconductors & Semiconductor Equipment–0.65%
Analog Devices	42,310	7,086,079
Intel	49,078	2,614,876
QUALCOMM	19,922	2,569,539
		12,270,494
Software–1.96%
CDK Global	191,093	8,131,007
Microsoft	27,669	7,800,445
Open Text	101,422	4,943,308
SS&C Technologies Holdings	234,530	16,276,382
		37,151,142
Specialty Retail–1.61%
Lowe's	48,754	9,890,236
Ross Stores	189,770	20,656,465
		30,546,701
Technology Hardware, Storage & Peripherals–0.78%
HP	118,159	3,232,830
Samsung Electronics GDR	3,990	6,189,768
Seagate Technology Holdings	65,331	5,391,114
		14,813,712
Textiles, Apparel & Luxury Goods–0.15%
Hanesbrands	163,968	2,813,691
		2,813,691
Thrifts & Mortgage Finance–0.16%
New York Community Bancorp	236,339	3,041,683
		3,041,683
Tobacco–1.96%
Altria Group	391,946	17,841,382
British American Tobacco	315,730	11,036,189
Philip Morris International	88,078	8,348,914
		37,226,485
Trading Companies & Distributors–0.23%
Watsco	16,191	4,284,462
		4,284,462
Wireless Telecommunication Services–0.82%
Rogers Communications Class B	334,020	15,598,676
		15,598,676
Total Common Stock (Cost $1,328,060,214)		1,726,960,375

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–8.77%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	166,638,300	$ 166,638,300
Total Money Market Fund (Cost $166,638,300)		166,638,300

TOTAL INVESTMENTS–99.69% (Cost $1,494,698,514)	1,893,598,675
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	5,939,112
NET ASSETS APPLICABLE TO 79,039,258 SHARES OUTSTANDING–100.00%	$1,899,537,787

† Non-income producing.

The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
43	British Pound	$3,621,406	$3,697,038	12/13/21	$—	$(75,632)
42	Euro	6,090,000	6,213,958	12/13/21	—	(123,958)
39	Japanese Yen	4,378,238	4,424,653	12/13/21	—	(46,415)
					—	(246,005)
Equity Contracts:
10	Dow Jones U.S. Real Estate Index	397,200	413,715	12/17/21	—	(16,515)
14	E-mini MSCI Emerging Markets Index	871,920	914,548	12/17/21	—	(42,628)
8	E-mini Russell 2000 Index	880,320	908,398	12/17/21	—	(28,078)
211	E-mini S&P 500 Index	45,341,262	47,562,293	12/17/21	—	(2,221,031)
88	E-mini S&P MidCap 400 Index	23,172,160	23,815,508	12/17/21	—	(643,348)
129	Euro STOXX 50 Index	6,048,811	6,195,611	12/17/21	—	(146,800)
38	FTSE 100 Index	3,621,717	3,570,566	12/17/21	51,151	—
17	Nikkei 225 Index (OSE)	4,499,933	4,551,934	12/9/21	—	(52,001)
					51,151	(3,150,401)
Total Futures Contracts					$51,151	$(3,396,406)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$19,072,992	$28,770,637	$—	$47,843,629
Auto Components	6,984,328	—	—	6,984,328
Automobiles	26,154,491	—	—	26,154,491
Banks	214,121,655	—	—	214,121,655
Beverages	31,363,241	—	—	31,363,241
Biotechnology	6,762,039	—	—	6,762,039
Capital Markets	88,762,379	—	—	88,762,379
Chemicals	29,098,861	—	—	29,098,861
Communications Equipment	36,929,503	—	—	36,929,503
Consumer Finance	10,902,201	—	—	10,902,201
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Containers & Packaging	$21,643,931	$—	$—	$21,643,931
Distributors	4,357,370	—	—	4,357,370
Diversified Consumer Services	2,255,700	—	—	2,255,700
Diversified Financial Services	10,359,832	—	—	10,359,832
Diversified Telecommunication Services	39,497,474	—	—	39,497,474
Electric Utilities	89,242,161	—	—	89,242,161
Electrical Equipment	6,583,004	—	—	6,583,004
Food & Staples Retailing	4,861,394	—	—	4,861,394
Food Products	5,069,446	12,242,300	—	17,311,746
Gas Utilities	3,539,041	—	—	3,539,041
Health Care Equipment & Supplies	42,035,102	24,281,372	—	66,316,474
Health Care Providers & Services	104,009,476	—	—	104,009,476
Hotels, Restaurants & Leisure	3,779,158	—	—	3,779,158
Household Durables	15,532,305	7,592,181	—	23,124,486
Household Products	4,684,535	—	—	4,684,535
Industrial Conglomerates	21,779,821	9,315,047	—	31,094,868
Insurance	129,816,556	—	—	129,816,556
IT Services	68,025,725	—	—	68,025,725
Machinery	2,213,606	14,596,559	—	16,810,165
Media	58,954,839	—	—	58,954,839
Metals & Mining	5,051,909	—	—	5,051,909
Multiline Retail	15,996,629	—	—	15,996,629
Multi-Utilities	80,251,338	—	—	80,251,338
Oil, Gas & Consumable Fuels	97,456,984	33,220,695	—	130,677,679
Paper & Forest Products	300,107	—	—	300,107
Personal Products	27,251,352	—	—	27,251,352
Pharmaceuticals	12,707,699	71,890,137	—	84,597,836
Professional Services	12,444,701	—	—	12,444,701
Road & Rail	7,451,516	—	—	7,451,516
Semiconductors & Semiconductor Equipment	12,270,494	—	—	12,270,494
Software	37,151,142	—	—	37,151,142
Specialty Retail	30,546,701	—	—	30,546,701
Technology Hardware, Storage & Peripherals	8,623,944	6,189,768	—	14,813,712
Textiles, Apparel & Luxury Goods	2,813,691	—	—	2,813,691
Thrifts & Mortgage Finance	3,041,683	—	—	3,041,683
Tobacco	26,190,296	11,036,189	—	37,226,485
Trading Companies & Distributors	4,284,462	—	—	4,284,462
Wireless Telecommunication Services	15,598,676	—	—	15,598,676
Money Market Fund	166,638,300	—	—	166,638,300
Total Investments	$1,674,463,790	$219,134,885	$—	$1,893,598,675
Derivatives:

Assets:
Futures Contract	$51,151	$—	$—	$51,151
Liabilities:
Futures Contracts	$(3,396,406)	$—	$—	$(3,396,406)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Dividend Value Managed Volatility Fund–6